Net Loss Per Share - Schedule of Anti-Dilutive Securities Excluded from Calculation of Diluted Net Loss Per Share (Detail) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earnings per share, amount	4,671,906	12,057,118	12,121,506	6,850,735
Redeemable Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earnings per share, amount		9,791,151	9,791,151	5,730,513
Share-based Payment Arrangement, Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earnings per share, amount	4,671,906	2,245,981	2,310,369	1,100,224
Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earnings per share, amount		19,986	19,986	19,998